Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Vendor advances	$473	$507
IT services and other office expenses	157	50
Insurance	107	41
Other	56	60

Total prepaids and other current assets	$793	$658